                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number    811-07342
                                  -----------------------------------------

                         J.P. Morgan Institutional Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           522 Fifth Avenue, New York,                     NY 10036
--------------------------------------------------------------------------------
      (Address of principal executive offices)       (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   -----------------------------

Date of fiscal year end:   October 31, 2004
                        --------------------------------------------------------

Date of reporting period:  July 31, 2004
                         -------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                  JPMorgan Fleming Emerging Markets Equity Fund

                   Schedule of Investments as of July 31, 2004

                                   (Unaudited)


THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) J.P. Morgan Chase & Co., 2004.

JPMORGAN FLEMING EMERGING MARKETS EQUITY FUND
PORTFOLIO OF INVESTMENTS

As of July 31, 2004 (unaudited)

SHARES          ISSUER                                                 VALUE
--------------------------------------------------------------------------------
   LONG - TERM INVESTMENTS - 100.0%

                COMMON STOCKS -- 97.1%
                BERMUDA -- 1.8%
       28,667   Bunge LTD                                          $   1,150,407

                BRAZIL -- 14.1%
       99,321   Cia de Bebidas das Americas, ADR                       2,042,039
       61,376   Empresa Brasileira de Aeronautica SA, ADR              1,755,354
       57,983   Petroleo Brasileiro SA, ADR                            1,487,264
      151,700   Tele Norte Leste Participacoes SA, ADR                 1,981,202
       88,417   Uniao de Bancos Brasileiros SA, GDR                    1,919,533
                                                                   -------------
                                                                       9,185,392
                CHILE -- 2.4%
      137,600   Cia de Telecomunicaciones de Chile SA, ADR             1,568,640

                CHINA -- 2.9%
    5,241,771   PICC Property & Casualty Co., LTD, Class H * (f)       1,873,085

                EGYPT -- 2.9%
       87,484   Orascom Telecom Holding SAE * (f)                      1,798,156
       11,022   Orascom Telecom Holding SAE, GDR *                       109,228
                                                                   -------------
                                                                       1,907,384
                HUNGARY -- 2.4%
       16,017   Gedeon Richter LTD, ADR                                1,582,110

                INDIA -- 4.4%
       60,696   Dr. Reddy's Laboratories LTD, ADR                      1,028,190
       85,353   Reliance Industries LTD, GDR, #                        1,856,427
                                                                   -------------
                                                                       2,884,617
                INDONESIA -- 6.1%
    9,908,500   Bank Rakyat Indonesia * (f)                            1,867,472
      122,109   Telekomunikasi Indonesia TBK PT, ADR *                 2,077,074
                                                                   -------------
                                                                       3,944,546
                MALAYSIA -- 2.8%
    7,304,000   Star Cruises LTD *                                     1,826,920

                MEXICO -- 5.3%
       46,115   America Movil SA de CV, Ser. L, ADR                    1,647,689
       74,966   Grupo Elektra SA de CV, ADR                            1,775,945
                                                                   -------------
                                                                       3,423,634
                PHILIPPINES -- 3.1%
   19,014,281   SM Prime Holdings, Inc.                                2,037,972

                RUSSIA -- 5.0%
       13,106   Mobile Telesystems, ADR                                1,534,057
       19,587   Vimpel-Communications, ADR *                           1,712,883
                                                                   -------------
                                                                       3,246,940
                SOUTH AFRICA -- 10.6%
      341,482   Discovery Holdings LTD * (f)                             725,929
    1,054,002   FirstRand LTD (f)                                      1,684,483
      197,285   Nedcor LTD                                             1,880,778
       47,394   Sappi LTD (f)                                            677,462
    1,517,824   Steinhoff International Holdings LTD                   1,949,499
                                                                   -------------
                                                                       6,918,151
                SOUTH KOREA -- 17.8%
       47,180   Daeduck Electronics Co. (f)                              333,563
       60,820   Daelim Industrial Co., LTD (f)                         1,702,185
      400,060   Good Morning Shinhan Securities Co., LTD * (f)           961,398
       55,856   Kookmin Bank * (f)                                     1,535,668
       13,100   Kumgang Korea Chemical Co., LTD (f)                    1,243,487
        8,035   Samsung Electronics Co., LTD (f)                       2,866,053
        6,430   Shinsegae Co., LTD (f)                                 1,497,801
       79,763   SK Telecom Co., LTD, ADR                               1,408,615
                                                                   -------------
                                                                      11,548,770
                TAIWAN -- 9.0%
       32,658   Far Eastone Telecommunications Co., LTD *                484,250
      894,648   Quanta Computer, Inc. (f)                              1,444,588
    3,500,000   Shinkong Synthetic Fibers Corp. * (f)                    672,444
    1,095,542   Synnex Technology International Corp. *                1,652,728
    1,038,785   Tong Yang Industry (f)                                 1,627,770
                                                                   -------------
                                                                       5,881,780
                TURKEY -- 6.5%
  122,697,817   Anadolu Efes Biracilik ve Malt Sanayii AS              1,689,788
  426,026,800   Hurriyet Gazetecilik AS                                  776,971
  647,756,000   Yapi ve Kredi Bankasi AS *                             1,733,385
                                                                   -------------
                                                                       4,200,144
                ----------------------------------------------------------------
                Total Common Stocks
                (Cost $55,339,256)                                    63,180,492
                ----------------------------------------------------------------
                PREFERRED STOCKS -- 2.9%
                BRAZIL -- 2.9%
   12,172,028   Banco Itau Holding Financeira SA                       1,134,390
      654,022   Itausa Investimentos Itau SA                             747,021
                ----------------------------------------------------------------
                Total Preferred Stocks
                (Cost $1,320,877)                                      1,881,411
--------------------------------------------------------------------------------
                TOTAL INVESTMENTS -- 100.0%
                (COST $56,660,133)                                 $  65,061,903
--------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY INDUSTRY, JULY 31, 2004

INDUSTRY                                              % OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------
Telecommunications                                                          19.2%
Banking                                                                     15.5
Food/Beverage Products                                                       5.7
Financial Services                                                           5.2
Retailing                                                                    5.0
Electronics/Electrical Equipment                                             4.9
Chemicals                                                                    4.8
Computers/Computer Hardware                                                  4.8
Insurance                                                                    4.0
Pharmaceuticals                                                              4.0
Real Estate                                                                  3.1
Consumer Products                                                            3.0
Telecommunications Equipment                                                 2.9
Entertainment/Leisure                                                        2.8
Aerospace                                                                    2.7
Construction                                                                 2.6
Automotive                                                                   2.5
Oil & Gas                                                                    2.3
Other (below 2%)                                                             5.0
--------------------------------------------------------------------------------
                                                                           100.0%
--------------------------------------------------------------------------------

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at July 31, 2004 are as follows:

                  GROSS          GROSS       NET UNREALIZED
 AGGREGATE      UNREALIZED     UNREALIZED     APPRECIATION
    COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
-----------------------------------------------------------
$ 56,660,133   $ 10,423,108   $ (2,021,338)  $    8,401,770
-----------------------------------------------------------

Abbreviations:
*    - Non-income producing security.
#    - All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
(f) - Fair valued investment. The following are approximately the market value and percentage of the investments that are fair valued:

       MARKET VALUE   PERCENTAGE
       ------------   ----------
       $ 24,164,272      37.14%

ADR  - American Depositary Receipt.
GDR  - Global Depositary Receipt.
Ser. - Series

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S APRIL 30, 2004 SEMI-ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) J.P. Morgan Chase & Co., 2004.

                JPMORGAN FLEMING INTERNATIONAL OPPORTUNITIES FUND

                   SCHEDULE OF INVESTMENTS AS OF JULY 31, 2004

                                   (UNAUDITED)


THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) J.P. Morgan Chase & Co., 2004.

JPMORGAN FLEMING INTERNATIONAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS

As of July 31, 2004 (unaudited)

SHARES          ISSUER                                                 VALUE
--------------------------------------------------------------------------------
   LONG - TERM INVESTMENTS - 95.3%
                COMMON STOCKS -- 93.8%

                AUSTRALIA -- 0.0% ^
      719,595   Southern Pacific Petroleum NL * (f) (i) +          $           0

                AUSTRIA -- 0.7%
       76,394   Telekom Austria AG (f)+                                1,188,990

                BRAZIL -- 0.6%
       41,270   Petroleo Brasileiro SA, ADR +                          1,058,576

                FRANCE -- 13.1%
       30,616   Accor SA (f)+                                          1,301,110
       17,755   Aventis SA (f)+                                        1,370,210
       69,815   BNP Paribas (f)+                                       4,068,840
       56,301   Peugeot SA (f)+                                        3,253,428
       29,650   Societe Television Francaise 1 (f)(l)+                   846,043
       10,923   Technip SA (f)+                                        1,523,989
      106,793   Thomson SA (f)(l)+                                     1,993,253
       30,740   Total SA (f)+                                          5,981,305
       86,591   Veolia Environnement (f)+                              2,314,844
                                                                   -------------
                                                                      22,653,022
                GERMANY -- 1.8%
       15,908   Bayer AG (f)+                                            425,714
       53,258   Bayerische Hypo-und Vereinsbank AG *(f)+                 861,343
       32,754   Schering AG (f)+                                       1,847,311
                                                                   -------------
                                                                       3,134,368
                GREECE -- 0.2%
       14,400   Public Power Corp. (f) +                                 327,130

                HONG KONG -- 4.4%
    1,205,000   Cathay Pacific Airways LTD (f)+                        2,142,818
      420,000   Henderson Land Development Co., LTD (f)+               1,845,769
    1,192,000   The Wharf Holdings LTD (f)+                            3,667,442
                                                                   -------------
                                                                       7,656,029
                INDIA -- 1.6%
      131,155   Reliance Industries LTD, GDR, # +                      2,852,622

                INDONESIA -- 0.4%
       35,960   Telekomunikasi Indonesia TBK PT, ADR * +                 611,680

                ITALY -- 0.8%
       71,003   ENI-Ente Nazionale Idrocarburi SPA (f)+                1,459,012

                JAPAN -- 18.0%
       23,200   Aiful Corp. (f)+                                       2,178,003
       96,000   Asahi Breweries LTD (f)+                               1,020,481

       25,000   Canon, Inc. (f)+                                       1,218,469
      482,000   Daiwa Securities Group, Inc. (f)+                      3,151,260
       42,400   Fujisawa Pharmaceutical Co., LTD (f)+                  1,026,129
      521,000   Fujitsu LTD (f)(l)+                                    3,219,375
       21,600   Honda Motor Co., LTD (f)+                              1,044,937
      530,000   Itochu Corp. *(f)+                                     2,040,298
          136   Japan Tobacco, Inc. (f)+                               1,039,028
       40,200   JFE Holdings, Inc. (f)(l)+                               959,654
      516,000   Kubota Corp. (f)+                                      2,334,840
       10,400   Kyocera Corp. (f)+                                       801,398
      256,000   Mitsui Chemicals, Inc. (f)(l)+                         1,136,219
       19,100   Nintendo Co., LTD (f)+                                 2,122,665
          515   Nippon Telegraph & Telephone Corp. (f)+                2,542,813
       61,000   Ricoh Co., LTD (f)+                                    1,184,215
        7,800   Rohm Co., LTD (f)+                                       833,413
       59,900   Sony Corp. (f)+                                        2,083,257
       68,200   Suzuki Motor Corp. (f)+                                1,210,714
                                                                   -------------
                                                                      31,147,168
                NORWAY -- 0.5%
       73,000   Statoil ASA (f)+                                         913,420

                SINGAPORE -- 2.1%
      105,000   City Developments LTD (f)+                               372,712
      166,000   DBS Group Holdings LTD (f)+                            1,496,176
    1,358,000   Singapore Telecommunications LTD (f)+                  1,806,739
                                                                   -------------
                                                                       3,675,627
                SOUTH KOREA -- 2.9%
       28,783   Kookmin Bank, ADR * +                                    793,835
       80,743   POSCO, ADR +                                           2,929,356
        3,450   Samsung Electronics Co., LTD (f)+                      1,230,601
                                                                   -------------
                                                                       4,953,792
                SPAIN -- 1.7%
       78,426   Iberdrola SA (f)+                                      1,603,528
       55,318   Industria de Diseno Textil, SA (f)+                    1,267,540
                                                                   -------------
                                                                       2,871,068
                SWEDEN -- 2.9%
       50,606   Atlas Copco AB, Class A (f)+                           1,812,087
       84,330   SKF AB, Ser. B +                                       3,203,351
                                                                   -------------
                                                                       5,015,438
                SWITZERLAND -- 9.3%
      158,843   ABB LTD * (f)+                                           861,751
       10,873   Ciba Specialty Chemicals AG * (f)+                       750,917
      127,767   Compagnie Financiere Richemont AG,
                Class A (f)+                                           3,295,773
       31,815   Roche Holding AG (f)+                                  3,137,608
       15,540   Synthes, Inc. (f)+                                     1,525,884
       38,572   UBS AG (f)+                                            2,581,230
       28,574   Zurich Financial Services AG * (f)+                    4,034,209
                                                                   -------------
                                                                      16,187,372
                TAIWAN -- 1.4%
       50,457   Hon Hai Precision Industry Co., GDR +                    383,473
      558,966   United Microelectronics Corp., ADR * +                 2,068,174
                                                                   -------------

                                                                       2,451,647
                THE NETHERLANDS -- 5.5%
       23,315   Akzo Nobel NV (f)+                                       770,641
      158,445   ING Groep NV (f)+                                      3,672,048
      480,342   Koninklijke KPN NV (f)+                                3,558,018
       34,241   Koninklijke Philips Electronics NV (f)+                  830,876
       44,855   Koninklijke Wessanen NV (f)+                             620,756
                                                                   -------------
                                                                       9,452,339
                UNITED KINGDOM -- 25.9%
       68,447   AstraZeneca PLC (f)+                                   3,052,845
      106,850   Barclays PLC (f)+                                        892,193
      135,801   BBA Group PLC (f)+                                       646,881
      250,724   BP PLC (f)+                                            2,342,331
       45,522   British American Tobacco PLC (f)+                        689,890
      242,338   Centrica PLC (f)+                                      1,041,599
      378,427   HSBC Holdings PLC (f)+                                 5,555,835
       47,215   Imperial Tobacco Group PLC (f)+                        1,028,016
      118,153   Intercontinental Hotels Group PLC (f)+                 1,256,179
       74,117   Man Group PLC (f)+                                     1,762,245
      348,450   Prudential PLC (f)+                                    2,880,038
      165,963   Rank Group PLC (f)+                                      894,119
      138,860   Reckitt Benckiser PLC (f)+                             3,796,147
      230,113   Royal Bank of Scotland Group PLC (f)+                  6,463,627
       75,589   SABMiller PLC (f)+                                       963,298
      186,474   Scottish Power PLC (f)+                                1,336,144
      600,557   Tesco PLC (f)+                                         2,777,827
      146,638   Unilever PLC (f)+                                      1,297,437
    2,808,973   Vodafone Group PLC (f)+                                6,077,792
                                                                   -------------
                                                                      44,754,443
                ----------------------------------------------------------------
                Total Common Stocks
                (Cost $136,350,409)                                  162,363,743
                ----------------------------------------------------------------
                PREFERRED STOCKS -- 1.5%
                AUSTRALIA -- 1.5%
      331,342   News Corp., LTD +
                (Cost $1,574,092)                                      2,638,289

                WARRANTS -- 0.0%^
                SINGAPORE -- 0.0%^
       10,500   City Developments LTD +
                (Cost $0)                                                 21,723

                SHORT-TERM INVESTMENTS - 4.7%

                U.S. TREASURY SECURITY -- 0.2%
      400,000   U.S. Treasury Bills, 1.28%, 10/7/04 @
                (Cost $399,044)                                          399,011

                MONEY MARKET FUND -- 4.5%
    7,876,765   JPMorgan Prime Money Market Fund (a)
                (Cost $7,876,765)                                      7,876,765
--------------------------------------------------------------------------------
                TOTAL INVESTMENTS -- 100.0%
                (COST $146,200,310)                                $ 173,299,531
--------------------------------------------------------------------------------

SHARES                        COLLATERAL INVESTMENTS                   VALUE
--------------------------------------------------------------------------------
                MONEY MARKET FUNDS (C)
    1,500,000   AIM Short Term Investment Co.                      $   1,500,000
    1,802,160   Barclays Global Investors Prime Money Market Fund      1,802,160
                                                                   -------------
                                                                   $   3,302,160
                                                                   -------------

     SUMMARY OF INVESTMENTS BY INDUSTRY, JULY 31, 2004

     INDUSTRY                                     % OF INVESTMENT SECURITIES
     -----------------------------------------------------------------------
     Banking                                                            13.1%
     Telecommunications                                                  9.1
     Oil & Gas                                                           6.8
     Insurance                                                           6.1
     Pharmaceuticals                                                     6.0
     Money Market Fund                                                   4.5
     Electronics/Electrical Equipment                                    4.5
     Retailing                                                           4.2
     Financial Services                                                  4.1
     Utilities                                                           3.8
     Chemicals                                                           3.4
     Consumer Products                                                   3.2
     Automotive                                                          3.2
     Machinery & Engineering Equipment                                   2.4
     Food/Beverage Products                                              2.3
     Steel                                                               2.2
     Diversified                                                         2.1
     Computers/Computer Hardware                                         2.1
     Multi-Media                                                         2.0
     Other (below 2%)                                                   14.9
     -----------------------------------------------------------------------
                                                                       100.0%

FUTURES CONTRACTS

                                                        NOTIONAL    UNREALIZED
 NUMBER                                                 VALUE AT   APPRECIATION
   OF                                   EXPIRATION      7/31/04    (DEPRECIATION)
CONTRACTS  DESCRIPTION                     DATE           (USD)        (USD)
---------------------------------------------------------------------------------
           LONG FUTURES OUTSTANDING
    90     DJ Euro Stoxx             September, 2004  $ 2,942,936     $ (16,794)
    19     FTSE 100 Index            September, 2004    1,523,679        17,689
    12     TOPIX Index               September, 2004    1,226,863        (3,164)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                    NET UNREALIZED
                                     SETTLEMENT        VALUE         APPRECIATION
                        SETTLEMENT     VALUE         AT 7/31/04     (DEPRECIATION)
   CONTRACTS TO BUY        DATE        (USD)           (USD)            (USD)
----------------------------------------------------------------------------------
    7,353,589  AUD        8/12/04      5,243,182       5,144,203           (98,979)
    3,813,339  CHF        8/12/04      3,030,000       2,981,524           (48,476)
      590,000  EUR for
    1,028,143  AUD        8/12/04        719,237 **      710,224 **         (9,013)
    3,061,072  EUR for
    2,043,250  GBP        8/12/04      3,712,483 **    3,684,827 **        (27,656)
    1,170,000  EUR for
    1,764,313  CHF        8/12/04      1,379,459 **    1,408,411 **         28,952
   13,766,163  EUR        8/12/04     16,584,675      16,571,294           (13,381)
      806,118  GBP for
    1,200,000  EUR        8/12/04      1,444,524 **    1,464,676 **         20,152
    4,392,269  GBP        8/12/04      7,807,799       7,980,533           172,734
    5,998,580  NOK for
      490,000  GBP        8/12/04        890,306 **      856,655 **        (33,651)
1,527,876,419  JPY        8/12/04     13,968,281      13,713,788          (254,493)
    3,598,082  SEK        8/12/04        469,039         468,803              (236)
                                    ------------    ------------    --------------
                                    $ 55,248,985    $ 54,984,938    $     (264,047)
                                    ============    ============    ==============

                                                                    NET UNREALIZED
                                     SETTLEMENT        VALUE         APPRECIATION
                        SETTLEMENT     VALUE         AT 7/31/04     (DEPRECIATION)
   CONTRACTS TO SELL       DATE        (USD)            (USD)             (USD)
----------------------------------------------------------------------------------
    3,533,763  NOK        8/12/04   $    505,473    $    504,655    $          818
   10,517,648  CHF        8/12/04      8,172,296       8,223,403    $      (51,107)
    6,224,000  EUR        8/12/04      7,429,333       7,492,264    $      (62,931)
    3,201,409  GBP        8/12/04      5,754,895       5,816,799    $      (61,904)
   46,539,644  HKD        8/12/04      5,978,962       5,968,390    $       10,572
  794,134,515  JPY        8/12/04      7,094,290       7,127,927    $      (33,637)
   13,043,805  SEK        8/12/04      1,704,961       1,699,510    $        5,451
    4,249,830  SGD        8/12/04      2,501,739       2,469,970    $       31,769
                                    ------------       ---------    --------------
                                    $ 39,141,949    $ 39,302,918    $     (160,969)
                                    ============    ============    ==============

** For cross-currency exchange contracts, the settlement value is the market value at 7/31/04 of the currency being sold, and the value at 7/31/04 is the market value at 7/31/04 of the currency being bought.

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at July 31, 2004, are as follows:

                   GROSS          GROSS       NET UNREALIZED
  AGGREGATE      UNREALIZED     UNREALIZED     APPRECIATION
    COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
------------------------------------------------------------
$ 146,200,310   $ 30,482,548   $ (3,383,327)  $   27,099,221
------------------------------------------------------------

     Abbreviations:
     *    - Non-income producing security.
     ^    - Amount rounds to less than 0.1%.
     #    - All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
     +    - All or a portion of this security is segregated with the custodian for forward foreign currency contracts.
     @    - Security is fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for futures contracts.
     (a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
     (c)  - Investment of cash collateral for portfolio securities on loan.
     (f) - Fair valued investment. The following are approximately the market value and percentage of the investments that are fair valued:

            MARKET VALUE    PERCENTAGE
            ------------    ----------
            $  148,462,676     85.67%

     (l) - Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.
     ADR  - American Depositary Receipt.
     AUD  - Australian Dollar.
     CHF  - Swiss Franc.
     EUR  - Euro.
     GBP  - Great Britain Pound.
     GDR  - Global Depositary Receipt.
     HKD  - Hong Kong Dollar.
     JPY  - Japanese Yen.
     NOK  - Norwegian Krone.
     SEK  - Swedish Krona.
     SGD  - Singapore Dollar.
     USD  - United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S APRIL 30, 2004 SEMI-ANNUAL REPORT.

     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) J.P. Morgan Chase & Co., 2004.

                    JPMORGAN FLEMING INTERNATIONAL VALUE FUND

                   SCHEDULE OF INVESTMENTS AS OF JULY 31, 2004

                                   (UNAUDITED)


THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) J.P. Morgan Chase & Co., 2004.

JPMORGAN FLEMING INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS

As of July 31, 2004 (unaudited)

SHARES          ISSUER                                                 VALUE
--------------------------------------------------------------------------------
   LONG - TERM INVESTMENTS - 99.8%

                COMMON STOCKS -- 98.8%
                AUSTRIA -- 1.1%
       29,107   Telekom Austria AG (f)+                            $     453,019

                BRAZIL -- 0.6%
       10,429   Petroleo Brasileiro SA, ADR +                            267,504

                FRANCE -- 14.6%
        5,517   Aventis SA +                                             425,765
       36,441   AXA (f)+                                                 749,024
       16,996   BNP Paribas (f)+                                         990,532
       27,345   Credit Agricole SA (f)+                                  645,871
       17,786   Peugeot SA (f)+                                        1,027,788
        6,641   Total SA (f)+                                          1,292,188
       42,140   Veolia Environnement (f)+                              1,126,532
                                                                   -------------
                                                                       6,257,700
                GERMANY -- 1.2%
       18,600   Bayer AG (f)+                                            497,755

                HONG KONG -- 3.1%
      285,000   Cathay Pacific Airways LTD (f)+                          506,808
      269,000   The Wharf Holdings LTD (f)+                              827,636
                                                                   -------------
                                                                       1,334,444
                INDIA -- 1.6%
       31,313   Reliance Industries LTD, GDR, # +                        681,057

                INDONESIA -- 1.2%
      603,500   Telekomunikasi Indonesia TBK PT, ADR (f)+                514,340

                ITALY -- 3.5%
       73,920   ENI-Ente Nazionale Idrocarburi SPA (f)+                1,518,952

                JAPAN -- 21.7%
        4,300   Aiful Corp. (f)+                                         403,682
       47,100   Asahi Breweries LTD (f)+                                 500,673
       64,000   Daiwa Securities Group, Inc. (f)+                        418,424
       14,200   Honda Motor Co., LTD (f)+                                686,949
      177,000   Itochu Corp. * (f)+                                      681,383
           81   Japan Tobacco, Inc. (f)+                                 618,833
      169,000   Kubota Corp. (f)+                                        764,705
      109,000   Mitsubishi Electric Corp. (f)+                           495,694
      140,000   Mitsui Chemicals, Inc. (f)(l)+                           621,370
        5,400   Nintendo Co., LTD (f)+                                   600,125
       87,500   Nippon Mining Holdings, Inc. (f)+                        367,267
          143   Nippon Telegraph & Telephone Corp. (f)+                  706,062
       23,200   Sankyo Co., LTD (f)+                                     500,821
       15,100   Sony Corp. (f)+                                          525,162
       40,300   Suzuki Motor Corp. (f)+                                  715,422
      120,000   The Sumitomo Trust & Banking Co., LTD (f)+               699,795

                                                                   -------------
                                                                       9,306,367
                LUXEMBOURG -- 1.6%
       41,299   Arcelor SA (f)+                                          686,273

                RUSSIA -- 1.0%
        3,950   LUKOIL, ADR +                                            430,550

                SINGAPORE -- 2.2%
       72,000   DBS Group Holdings LTD (f)+                              648,944
      234,000   Singapore Telecommunications LTD (f)+                    311,323
                                                                   -------------
                                                                         960,267

                SOUTH KOREA -- 1.5%
       12,145   Kookmin Bank, ADR * +                                    334,959
        1,615   Samsung Electronics Co., LTD, GDR, # +                   289,197
                                                                   -------------
                                                                         624,156

                SPAIN -- 3.1%
       65,027   Iberdrola SA (f)(l)+                                   1,329,567

                SWEDEN -- 1.6%
       17,618   SKF AB, B Shares +                                       669,236

                SWITZERLAND -- 6.9%
       32,319   Compagnie Financiere Richemont AG,
                Class A (f)+                                             833,674
       33,493   Credit Suisse Group (f)+                               1,075,831
        7,421   Zurich Financial Services AG * (f)+                    1,047,731
                                                                   -------------
                                                                       2,957,236

                THE NETHERLANDS -- 5.4%
       51,930   ING Groep NV (f)+                                      1,203,505
       55,734   Koninklijke Ahold NV (f)+                                416,518
       49,450   Koninklijke Wessanen NV (f)(l)+                          684,347
                                                                   -------------
                                                                       2,304,370

                UNITED KINGDOM -- 26.9%
       81,779   Aviva PLC (f)+                                           833,045
      109,486   BAE Systems PLC (f)+                                     425,412
       62,873   Barclays PLC (f)+                                        524,987
      204,199   BP PLC (f)+                                            1,907,683
       74,387   BPB PLC (f)+                                             531,089
      179,289   HSBC Holdings PLC (f)+                                 2,632,213
       46,827   Intercontinental Hotels Group PLC (f)+                   497,855
      105,314   Rank Group PLC (f)+                                      567,375
       49,839   Royal Bank of Scotland Group PLC (f)+                  1,399,924
      142,322   Scottish Power PLC +                                   1,019,781
      162,264   Tesco PLC (f)+                                           750,539
      170,600   TI Automotive LTD, Class A * +                                 0
       47,345   United Business Media PLC (f)+                           425,410
                                                                   -------------
                                                                      11,515,313
                ----------------------------------------------------------------
                Total Common Stocks
                (Cost $36,614,323)                                    42,308,106
                ----------------------------------------------------------------
                PREFERRED STOCK -- 1.0%
                GERMANY -- 1.0%
        5,996   Fresenius AG +
                (Cost $415,996)                                          444,683
                ----------------------------------------------------------------

                Total Long- Term Investments
                (Cost $37,030,319)                                    42,752,789
                ----------------------------------------------------------------

PRINCIPAL
 AMOUNT
 (USD)
--------------------------------------------------------------------------------
                SHORT - TERM INVESTMENTS - 0.2%
                U.S. TREASURY SECURITY -- 0.2%
$     90,000    U.S. Treasury Bills, 1.24%, 10/7/04 +
                (Cost $89,792)                                            89,777

  SHARES
                MONEY MARKET FUND -- 0.0% ^
          823   JPMorgan Prime Money Market Fund (a)
                (Cost $823)                                                  823
                ----------------------------------------------------------------
                Total Short - Term Investments
                (Cost $90,615)                                            90,600
                ----------------------------------------------------------------
                Total Investments - 100.0%
                (Cost $37,120,934)                                 $  42,843,389
                ----------------------------------------------------------------


SHARES                 COLLATERAL INVESTMENTS                 VALUE
----------------------------------------------------------------------
                MONEY MARKET FUNDS (c)
 1,000,000      AIM Short Term Investment Co.             $  1,000,000
    40,475      Barclays Global Investors Fund                  40,475
                                                          ------------
                                                          $  1,040,475
                                                          ============

SUMMARY OF INVESTMENTS BY INDUSTRY, JULY 31, 2004

INDUSTRY                                       % OF INVESTMENT SECURITIES
-------------------------------------------------------------------------
Banking                                                              20.9%
Oil & Gas                                                            13.5
Insurance                                                             9.0
Utilities                                                             8.1
Automotive                                                            5.7
Chemicals                                                             4.2
Food/Beverage Products                                                3.7
Retailing                                                             3.7
Telecommunications                                                    3.4
Pharmaceuticals                                                       3.2
Electronics/Electrical Equipment                                      2.4
Diversified                                                           1.9
Financial Services                                                    1.9
Machinery & Engineering Equipment                                     1.8
Steel                                                                 1.6
Distribution                                                          1.6
Industrial Components                                                 1.6
Agricultural Production/Services                                      1.4
Toys & Games                                                          1.4
Entertainment/Leisure                                                 1.3
Construction Materials                                                1.2
Telecommunications Equipment                                          1.2
Airlines                                                              1.2
Hotels/Other Lodging                                                  1.2
Aerospace                                                             1.0
Multi-Media                                                           1.0
Other (below 1%)                                                      0.9
----------------------------------------------------------------------------
Total                                                               100.0%
----------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                             NET UNREALIZED
                                          SETTLEMENT           VALUE          APPRECIATION
                          SETTLEMENT        VALUE            AT 7/31/04      (DEPRECIATION)
    CONTRACTS TO BUY         DATE           (USD)              (USD)             (USD)
-------------------------------------------------------------------------------------------
   2,884,477   AUD         8/25/04      $    1,979,184     $   2,014,711     $       35,527
     849,877   CHF         8/25/04             674,816           664,761            (10,055)
  14,114,276   DKK         8/25/04           2,270,965         2,284,541             13,576
   3,431,000   EUR         8/25/04           4,173,844         4,129,243            (44,601)
     915,000   GBP         8/25/04           1,665,632         1,660,527             (5,105)
 370,408,529   JPY         8/25/04           3,313,066         3,326,549             13,483
  30,111,140   JPY for
     230,000   EUR         8/25/04             276,808 **        270,421 **          (6,387)
   1,326,085   NOK         8/25/04             191,274           189,347             (1,927)
   1,682,435   SEK         8/25/04             220,289           219,162             (1,127)
     447,086   SGD         8/25/04             260,167           259,876               (291)
-------------------------------------------------------------------------------------------
                                        $   15,026,045     $  15,019,138     $       (6,907)
-------------------------------------------------------------------------------------------

                                                                             NET UNREALIZED
                                          SETTLEMENT           VALUE          APPRECIATION
                          SETTLEMENT        VALUE            AT 7/31/04      (DEPRECIATION)
   CONTRACTS TO SELL         DATE           (USD)              (USD)             (USD)
-------------------------------------------------------------------------------------------
   1,335,420   CHF         8/25/04      $    1,045,893     $   1,044,545     $        1,348
   5,854,541   EUR         8/25/04           7,011,648         7,045,999            (34,351)
   1,064,408   GBP         8/25/04           1,887,804         1,931,669            (43,865)
   4,836,784   HKD         8/25/04             621,524           620,533                991
 293,856,321   JPY         8/25/04           2,678,801         2,639,052             39,749
   1,563,529   SGD         8/25/04             910,140           908,826              1,314
-------------------------------------------------------------------------------------------
                                        $   14,155,810     $  14,190,624     $      (34,814)
-------------------------------------------------------------------------------------------


** For cross-currency exchange contracts, the settlement value is the market value at 7/31/04 of the currency being sold, and the value at 7/31/04 is the market value at 7/31/04 of the currency being bought.

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at July 31, 2004 are as follows:

                       GROSS               GROSS          NET UNREALIZED
  AGGREGATE          UNREALIZED          UNREALIZED        APPRECIATION
    COST            APPRECIATION        DEPRECIATION      (DEPRECIATION)
------------------------------------------------------------------------
$   37,120,939      $  6,644,353        $  (921,896)      $   5,722,457
------------------------------------------------------------------------

Abbreviations:
*             -    Non-income producing security.
#             -    All or a portion of this security is a 144A or private
                   placement security and can only be sold to qualified
                   institutional buyers.
+             -    All or a portion of this security is segregated with the
                   custodian for forward foreign currency contracts.
^             -    Amount rounds to less than 0.1%.
(a)           -    Affiliated.  Money market fund registered under the
                   Investment Company Act of 1940, as amended and
                   advised by JPMorgan Investment Management, Inc.
(c)           -    Investment of cash collateral for portfolio securities on
                   loan.
(f)           -    Fair valued investment. The following are approximately the market value and percentage of the investments that are fair valued:

                   FUND                                MARKET VALUE            PERCENTAGE
                   ----                                ------------            ----------
                   Fleming International Value Fund    $ 38,190,057                89.14%

(i)           -    Security is considered illiquid and may be difficult to sell.
(l)           -    Security, or portion of a security, has been delivered to
                   counterparty as part of security lending transaction.
ADR           -    American Depositary Receipt.
AUD           -    Australian Dollar.
CHF           -    Swiss Franc.
DKK           -    Danish Krone.
EUR           -    Euro.
GBP           -    Great Britain Pound.
GDR           -    Global Depositary Receipt.
HKD           -    Hong Kong Dollar.
JPY           -    Japanese Yen.
NOK           -    Norwegian Krone.
SEK           -    Swedish Krona.
SGD           -    Singapore Dollar.
USD           -    United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S APRIL 30, 2004 SEMI-ANNUAL REPORT.

     THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

     JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

     J.P. Morgan Fund Distributors, Inc.

     (C) J.P. Morgan Chase & Co., 2004.

                JPMORGAN TAX AWARE SHORT-INTERMEDIATE INCOME FUND

                   SCHEDULE OF INVESTMENTS AS OF JULY 31, 2004

                                   (UNAUDITED)


THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) J.P. Morgan Chase & Co., 2004.

JPMORGAN TAX AWARE SHORT-INTERMEDIATE INCOME FUND
PORTFOLIO OF INVESTMENTS

As of July 31, 2004 (unaudited)
(Amounts in thousands)

SHARES          ISSUER                                                    VALUE
-----------------------------------------------------------------------------------
   LONG - TERM INVESTMENTS - 96.8%

                PREFERRED STOCKS -- 0.6%
                FINANCIAL SERVICES -- 0.6%
            3   Pinto Totta International Finance, 7.77%, FRN, #
                (Cost $3,903)                                         $       3,716
                -------------------------------------------------------------------
PRINCIPAL
AMOUNT
-----------------------------------------------------------------------------------
                U.S. TREASURY SECURITIES -- 0.0% ^
          200   U.S. Treasury Notes & Bonds, 2.00%, 08/31/05 @
                (Cost $201)                                                     200
                -------------------------------------------------------------------

                STATE AND MUNICIPAL OBLIGATIONS -- 83.6%
                ALABAMA -- 0.9%
        5,210   Jefferson County, Sewer, Capital Improvements,
                Ser. D, Rev., (p), FGIC, 5.00%, 08/01/12

                ARIZONA -- 1.6%                                               5,754
        1,500   Maricopa County Pollution Control Corp., PCR,
                Southern California Edison Co., Ser. A, Rev., Adj.,
                2.90%, 06/01/35                                               1,441
        1,000   Maricopa County School District No. 6-Washington
                Elementary, Ser. B, GO, 7.10%, 07/01/06                       1,091
        7,300   Maricopa County Unified School District No.
                97-Deer Valley, GO, FGIC, 5.00%, 07/01/10                     7,968
                                                                      -------------
                                                                             10,500
                CALIFORNIA -- 7.8%
        5,000   California Pollution Control Financing Authority,
                Ser. D, Rev., Adj., 2.00%, 02/28/08 +                         4,930
        7,000   California State Department of Water Resources,
                Power Supply, Ser. A, Rev., MBIA, 5.25%, 05/01/10 +           7,723
        5,000   California State, Economic Recovery, Ser. B, GO,
                Adj., 5.00%, 07/01/23 +                                       5,369
       10,000   California State, Economic Recovery, Ser. B, GO,
                Adj., 5.00%, 07/01/23 +                                      10,813
        1,000   California State, GO, 7.00%, 08/01/07 +                       1,125
        5,625   California State, Ser. D-1, GO, Adj., 1.95%,
                05/01/33 +                                                    5,618
        3,500   California Statewide Communities Development
                Authority, Kaiser Permanente, Ser. F, Rev., Adj.,
                2.30%, 04/01/33 +                                             3,447
        5,000   California Statewide Communities Development
                Authority, Kaiser Permanente, Ser. G, Rev., Adj.,
                2.30%, 04/01/34 +                                             4,924

        1,000   Central Valley School District Financing Authority,
                Ser. A, Rev., MBIA, 6.20%, 02/01/10 +                         1,150
        3,500   Sacramento County Sanitation District, Ser. A,
                Rev., 5.88%, 12/01/27                                         3,714
        1,000   Santa Clara County Financing Authority, Measure B
                Transportation Improvement Program, Rev., 4.00%,
                08/01/05                                                      1,024
                                                                      -------------
                                                                             49,837
                COLORADO -- 2.3%
       10,000   Colorado Department of Transportation, RAN,
                AMBAC, 5.75%, 06/15/07 @ +                                   10,930
        4,040   Regional Transportation District, Transit Vehicles,
                COP, Ser. A, Adj., AMBAC, 2.30%, 12/01/22                     3,980
                                                                      -------------
                                                                             14,910
                CONNECTICUT -- 0.9%
        2,000   Connecticut Resource Recovery Authority,
                American Ref-Fuel Co., Ser. A, Rev., MBIA, 5.50%,
                11/15/05 +                                                    2,089
        3,500   Connecticut State Development Authority, PCR,
                Ser. A, Rev., Adj., AMBAC, 3.35%, 05/01/31 +                  3,486
                                                                      -------------
                                                                              5,575
                FLORIDA -- 2.6%
        1,000   Escambia County Health Facilities Authority,
                Ascension Health Credit, Ser. A, Rev., 5.00%,
                11/15/06 +                                                    1,061
        1,855   Escambia County Health Facilities Authority,
                Ascension Health Credit,Ser. A-1, Rev., (p), AMBAC,
                5.75%, 11/15/09 +                                             2,097
        5,000   Florida State Department Environmental Protection,
                Preservation, Florida Forever, Ser. A, Rev., MBIA,
                5.00%, 07/01/10 +                                             5,461
        7,200   Reedy Creek Improvement District, Florida Utilities,
                Ser. 2, Rev., MBIA, 5.25%, 10/01/11                           7,987
                                                                      -------------
                                                                             16,606
                GEORGIA -- 1.2%
        1,680   Fulco Hospital Authority, Health Systems, Catholic
                Health East, Ser. A, Rev., RAC, MBIA, 5.50%,
                11/15/08 +                                                    1,852
        5,000   Georgia State, GO, 6.75%, 09/01/11 +                          6,018
                                                                      -------------
                                                                              7,870
                ILLINOIS -- 5.0%
       10,020   Chicago School Finance Authority, Ser. C, GO,
                FSA, 5.50%, 06/01/07 +                                       10,857
        2,625   Chicago, Illinois, Tax Increment, Pilsen
                Redevelopment, Ser. A, Tax Allocation, AMBAC,
                4.35%, 06/01/13 +                                             2,618
        1,015   Grundy County School District No. 54 Morris, Ser.
                A, GO, AMBAC, 5.50%, 12/01/08 +                               1,121
        4,000   Illinois Development Finance Authority, PCR, Gas
                Supply, Peoples Gas Light & Coke, Ser. B, Rev.,
                Adj., AMBAC, 3.05%, 02/01/33                                  4,018
        2,500   Illinois Development Finance Authority, PCR, Illinois
                Power Company Project, Ser. A, Rev., (p), 7.38%,
                07/01/06                                                      2,796
        1,350   Illinois Health Facilities Authority, University of
                Chicago Hospital System, Rev., MBIA, 5.00%,
                08/15/07                                                      1,443

        5,500   Illinois State, GO, FGIC, 5.13%, 12/01/10                       5,827
        3,060   University Of Illinois, Utility Infrastructure Projects,
                COP, AMBAC, 5.00%, 08/15/11                                     3,326
                                                                         ------------
                                                                               32,006
                INDIANA -- 0.7%
        3,300   Indiana Transportation Finance Authority, Airport
                Facilities Lease, Ser. A, Rev., AMBAC, 6.00%,
                11/01/06                                                        3,580
        1,010   St. Joseph County Hospital Authority, Health
                System, Ser. A, Rev., MBIA, 5.50%, 08/15/08                     1,104
                                                                         ------------
                                                                                4,684
                IOWA -- 0.3%
        1,895   Iowa Finance Authority, Hospital Facility, Health
                System, Ser. A, Rev., MBIA, 5.25%, 07/01/07                     2,018
                KANSAS -- 0.2%
        1,000   Burlington, Kansas, Environmental Improvement,
                Kansas City Power & Light Co. Project, Ser. C, Rev.,
                Adj., 2.25%, 10/01/17 +                                         1,000
                KENTUCKY -- 0.1%
          825   Owensboro, Kentucky, Electric Light & Power, Rev.,
                (p), 6.85%, 01/01/08                                              896
                MARYLAND -- 7.1%
        2,000   Maryland State Health & Higher Educational
                Facilities Authority, Johns Hopkins Hospital, Ser. A,
                Rev., 4.50%, 08/01/05                                           2,055
       11,525   Maryland State, State and Local Facilities, Second
                Series, GO, 5.00%, 08/01/07                                    12,416
        4,000   Northeast Waste Disposal Authority, Solid Waste,
                Montgomery County Resource Recovery Project,
                Ser. A, Rev., 6.00%, 07/01/07                                   4,299
       12,440   University System of Maryland, Auxiliary Facilities
                & Tuition, Ser. A, Rev., 5.00%, 04/01/08                       13,412
       11,905   Washington Suburban Sanitation District, General
                Construction, GO, 5.00%, 06/01/11                              13,056
                                                                         ------------
                                                                               45,238
                MASSACHUSETTS -- 4.4%
        5,000   Massachusetts Development Finance Agency,
                Higher Education, Smith College Issue, Rev., (p),
                5.75%, 07/01/10                                                 5,723
        5,000   Massachusetts State, CONS, Ser. B, GO, (p),
                6.00%, 06/01/10                                                 5,724
        3,365   Massachusetts State, CONS, Ser. D, GO, (p),
                5.25%, 11/01/06                                                 3,639
       12,000   Massachusetts State, Ser. A, GO, 5.38%, 08/01/08               13,121
                                                                         ------------
                                                                               28,207
                MICHIGAN -- 1.9%
        1,000   Michigan Higher Education Student Loan Authority,
                Student Loan, Ser. XVII-I, Rev., AMBAC, 3.30%,
                03/01/09                                                          994
        4,005   Michigan Municipal Bond Authority, Local
                Government Loan Program, Ser. C, Rev., 5.00%,
                05/01/11                                                        4,365
        1,000   Michigan State Hospital Finance Authority,
                Ascension Health Credit, Ser. A, Rev., (p), MBIA,
                5.75%, 11/15/09                                                 1,136
        3,000   Michigan State Hospital Finance Authority,
                Ascension Health Credit, Ser. B, Rev., Adj., 5.38%,
                11/15/33                                                        3,250

        1,000   Michigan State, GO, 5.25%, 12/01/10                             1,106
        1,000   Michigan Strategic Fund, Dow Chemical Project,
                Rev., Adj., 4.60%, 06/01/14                                     1,051
                                                                         ------------
                                                                               11,902
                MINNESOTA -- 1.0%
        1,000   Minnesota Housing Finance Agency, Residential
                Housing, Ser. K-1, Rev., 2.25%, 07/01/17                          984
        5,000   Minnesota State, GO, 5.00%, 08/01/10                            5,484
                                                                         ------------
                                                                                6,468
                MISSISSIPPI -- 0.4%
        2,300   Mississippi Business Finance Corp., Solid Waste
                Disposal, Waste Management, Inc. Project, Rev.,
                Adj., 2.30%, 03/01/27                                           2,272

                NEBRASKA -- 0.1%
          850   Omaha Public Power District, Nebraska Electric,
                Omaha Public Power System, Ser. B, Rev., 4.50%,
                02/01/09                                                          901

                NEW JERSEY -- 3.3%
       12,150   New Jersey Economic Development Authority,
                School Facilities Construction, Ser. G, Rev., 5.00%,
                09/01/09                                                       13,169
        2,910   Perth Amboy, New Jersey, General Improvement,
                GO, FSA, 5.00%, 09/01/06                                        3,090
        1,530   Perth Amboy, New Jersey, General Improvement,
                GO, FSA, 5.10%, 09/01/07                                        1,655
        3,165   Perth Amboy, New Jersey, General Improvement,
                GO, FSA, 5.20%, 09/01/08                                        3,458
                                                                         ------------
                                                                               21,372
                NEW MEXICO -- 0.2%
          340   New Mexico State Highway Commission, Common
                Tax, Sub Lien, Ser. B, Rev., 5.00%, 06/15/06                      359
          660   New Mexico State Highway Commission, Common
                Tax, Sub Lien, Ser. B, Rev., (p), 5.00%, 06/15/06                 698
                                                                         ------------
                                                                                1,057
                NEW YORK -- 15.5%
        9,000   Long Island Power Authority, Electric Systems,
                Rev., MBIA, 5.00%, 04/01/08                                     9,687
        1,400   Long Island Power Authority, Electric Systems, Ser.
                8, Sub Ser. 8-F, Rev., Adj., MBIA, 5.00%, 04/01/11              1,476
        1,280   Long Island Power Authority, Electric Systems, Ser.
                B, Rev., 5.00%, 06/01/05                                        1,312
        3,500   Long Island Power Authority, Electric Systems, Ser.
                B, Rev., 5.00%, 06/01/06                                        3,665
        2,500   Municipal Assistance Corp. for the City of New
                York, Ser. G, Rev., 6.00%, 07/01/06                             2,689
        1,300   Municipal Assistance Corp. for the City of New
                York, Ser. O, Rev., 5.25%, 07/01/08                             1,418
        1,350   Nassau County Interim Finance Authority, Sales
                Tax Secured, Ser. A, Rev., AMBAC, 4.00%,
                11/15/08                                                        1,412
          700   Nassau County Interim Finance Authority, Sales
                Tax Secured, Ser. A, Rev., AMBAC, 5.00%,
                11/15/09                                                          765
        2,000   New York City Health & Hospital Corp., Health
                Systems, Ser. A, Rev., AMBAC, 5.00%, 02/15/09                   2,160
        5,000   New York City Municipal Water Finance Authority,
                Water & Sewer System, Ser. B, Rev., MBIA, 5.80%,
                06/15/29                                                        5,497

        2,615   New York City Transitional Finance Authority,
                Future Tax Secured, Ser. A, Rev., 5.00%, 08/01/07               2,802
          800   New York City, New York, Ser. B, GO, 5.10%,
                08/01/08                                                          853
        5,000   New York City, New York, Ser. D, GO, MBIA,
                6.20%, 02/01/07                                                 5,444
        1,400   New York City, New York, Ser. F, GO, 5.70%,
                08/01/06                                                        1,490
        3,000   New York City, New York, Ser. G, GO, 5.00%,
                08/01/07                                                        3,199
        5,000   New York City, New York, Ser. G, GO, MBIA,
                5.00%, 08/01/10                                                 5,343
        1,800   New York Convention Center Operating Corp., Yale
                Building Acquisition Project, COP, 5.25%, 06/01/08              1,855
        1,000   New York State Dormitory Authority, City
                University System, Ser. E, Rev, 5.75%, 07/01/06                 1,065
        2,530   New York State Dormitory Authority, Department of
                Health, Ser. 2, Rev., 5.00%, 07/01/09                           2,719
        2,940   New York State Dormitory Authority, Department of
                Health, Ser. 2, Rev., 5.00%, 07/01/10                           3,167
        7,805   New York State Dormitory Authority, Fourth
                Generation, City University System, Ser. A, Rev.,
                CONS, 5.00%, 07/01/06                                           8,207
        6,480   New York State Dormitory Authority, Hospital, Ser.
                A, Rev., FSA, 5.00%, 02/15/10                                   7,021
        1,310   New York State Dormitory Authority, State
                Department of Health, Rev., 5.25%, 07/01/08                     1,422
        6,000   New York State Thruway Authority, Service
                Contract, Local Highway & Bridge, Ser. A, Rev.,
                5.00%, 03/15/09                                                 6,436
       10,820   New York State Urban Development Corp.,
                Correctional & Youth Facilities Services, Ser. A,
                Rev., 5.25%, 01/01/21                                          11,638
        4,500   New York State Environmental Facilities Corp.,
                PCR, State Water Revolving Fund, Ser. E, Rev.,
                MBIA, 6.00%, 06/15/12                                           5,245
        1,835   Triborough Bridge & Tunnel Authority, General
                Purpose, Ser. SR, Rev., (p), 5.00%, 01/01/07                    1,903
                                                                         ------------
                                                                               99,890
                NORTH CAROLINA -- 0.5%
        2,500   Guilford County, GO, 4.00%, 10/01/22 +                          2,610
          500   North Carolina Municipal Power Agency No. 1,                      500
                Catawba, Taxable, Ser. B, Rev., 3.26%, 01/01/05
                                                                         ------------
                                                                                3,110
                OHIO -- 2.7%
        5,000   Columbus, Ohio, GO, 5.00%, 01/01/07 +                           5,318
        3,500   Gateway Economic Development Corporation,
                Greater Cleveland Excise Tax, Senior Lien, FSA,
                5.13%, 09/01/05 +                                               3,623
        1,500   Ohio State Air Quality Development Authority, Ohio
                Edison Project, Ser. A, Rev., Adj., AMBAC, 3.25%,
                02/01/15                                                        1,509
          500   Ohio State Air Quality Development Authority,
                Pollution Control, Ohio Edison Project, Ser. C, Rev.,
                Adj., 5.80%, 06/01/16                                             505
          750   Ohio State Air Quality Development Authority,
                Toledo, Ser. A, Rev., Adj., 2.20%, 10/01/04                       750
        5,000   Ohio State, Highway Capital Improvements, Ser. F,               5,473

                GO, 5.25%, 05/01/09
                                                                         ------------
                                                                               17,178
                OKLAHOMA -- 0.4%
        2,500   Oklahoma Development Finance Authority,
                ConocoPhillips Co. Project, Rev., Adj., 1.35%,
                12/01/38                                                        2,499

                OREGON -- 0.8%
        5,000   Salem-Keizer School District No. 24J, GO, School
                Board Guaranty, (p), 5.00%, 06/01/09                            5,441

                PENNSYLVANIA -- 0.2%
        1,000   Pittsburgh, Pennsylvania, Ser. 2002-2004,2006,2008
                & 2009, GO, AMBAC, 5.00%, 09/01/06                              1,055

                PUERTO RICO -- 1.3%
        5,000   Puerto Rico Commonwealth, Ser. C, Adj., GO,
                MBIA, 5.00%, 07/01/28                                           5,401
        3,000   Puerto Rico Highway & Transportation Authority,
                Ser. AA, Rev., 5.00%, 07/01/07                                  3,204
                                                                         ------------
                                                                                8,605
                SOUTH CAROLINA -- 0.7%
        2,000   South Carolina State, Capital Improvement, Ser. A,
                GO, 5.00%, 01/01/09                                             2,169
        2,000   South Carolina Transportation Infrastructure Bank,
                Ser. A, Rev., MBIA, 5.00%, 10/01/10                             2,173
                                                                         ------------
                                                                                4,342
                TEXAS -- 5.4%
        1,065   Bexar County Health Facilities Development Corp.,
                Baptist Memorial Hospital System Project, Rev.,
                MBIA, (p), 6.63%, 08/15/04 +                                    1,088
        2,000   Brazos River Authority, PCR, Utilities Electric Co.,
                Ser. B, Rev., Adj., 5.05%, 06/01/30 +                           2,048
        2,500   Brazos River Harbor Navigation District, Brazoria
                County Environmental, Dow Chemical Co. Project,
                Ser. A-3, Rev., Adj., 4.95%, 05/15/33 +                         2,620
        7,640   Harris County, Criminal Justice Center, GO, (p),
                FGIC, 5.63%, 10/01/06 +                                         8,229
        2,475   Matagorda County Navigation District No. 1, PCR,
                Central Power & Light Co., Ser. A, Rev., Adj, 4.55%,
                11/01/29                                                        2,547
        6,250   North Texas Tollway Authority, Dallas North Tollway
                Systems, Ser. C, Rev., Adj., FGIC, 5.00%,
                01/01/18                                                        6,722
        3,000   Travis County Health Facilities Development Corp.,
                Ascension Health Credit, Ser. A, Rev., MBIA, 5.75%,
                11/15/07                                                        3,254
        7,200   University of Texas, Financing System, Ser. B,
                Rev., (p), 5.38%, 08/15/11                                      8,106
                                                                         ------------
                                                                               34,614
                VIRGINIA -- 5.7%
        2,000   Big Stone Gap Redevelopment & Housing Authority,
                Correctional Facilities Lease, Rev., 5.00%, 09/01/07 +          2,150
        5,000   Fairfax County, Public Improvement, Ser. A, GO,
                5.00%, 04/01/07 +                                               5,351
        2,000   Louisa IDA, Solid Waste & Sewer Disposal, Electric
                & Power Co. Project, Ser. A, Rev., Adj., 2.30%,
                03/01/31                                                        1,954
          800   Norfolk, Virginia, GO, MBIA, 5.00%, 06/01/09                      872
        2,610   Peninsula Ports Authority, Dominion Terminal                    2,608

                Association Project, Rev., Adj., 3.30%, 10/01/33
        7,950   Richmond, Virginia, Ser. B, GO, FSA, 5.00%,
                07/15/10                                                        8,682
        8,500   Virginia Commonwealth Transportation Board,
                Federal Highway Reimbursement Notes, Rev.,
                5.00%, 10/01/11                                                 9,301
        4,995   Virginia Public Building Authority, Public Facilities,
                Ser. B, Rev., 5.00%, 08/01/07 +                                 5,375
                                                                         ------------
                                                                               36,293
                WASHINGTON -- 5.1%
        5,000   Clark County Public Utility District No. 1,
                Generating Systems, Rev., FGIC, (p), 6.00%,
                01/01/07 +                                                      5,431
        1,070   Conservation & Renewable Energy System,
                Conservation Project, Rev., 5.00%, 10/01/06 +                   1,131
        1,175   Conservation & Renewable Energy System,
                Conservation Project, Rev., 5.00%, 10/01/07 +                   1,258
        3,170   Port of Seattle, Ser. B, GO, FSA, 5.00%, 11/01/09               3,415
       11,100   Port of Seattle, Ser. C, GO, FSA, 5.25%, 11/01/11              12,125
        2,000   Snohomish County Public Utility District No. 1,
                Electric, Rev., 5.00%, 12/01/05                                 2,080
        2,160   Snohomish County School District No. 15 Edmonds,
                Ser. B, GO, FSA, 5.00%, 12/01/06                                2,294
        3,275   Snohomish County, Limited Tax, GO, 5.00%,
                12/01/08                                                        3,530
        1,310   Tacoma, Washington, Conservation System
                Project, Rev., 5.00%, 12/01/07                                  1,412
                                                                         ------------
                                                                               32,676
                WISCONSIN -- 3.3%
        2,500   Wisconsin State Health & Educational Facilities
                Authority, Ministry Health Care, Inc., Ser. B, Rev.,
                3.50%, 05/15/07                                                 2,514
       17,205   Wisconsin State, Petroleum Inspection Fee, Ser. 1,
                Rev., FSA, 5.00%, 07/01/10                                     18,700
                                                                         ------------
                                                                               21,214
                ---------------------------------------------------------------------
                Total State and Municipal Obligations
                (Cost $538,642)                                               535,990
                ---------------------------------------------------------------------
                CORPORATE NOTES & BONDS -- 7.0%
                BANKING -- 0.8%
                KorAm Bank (South Korea),
        2,650    4.68%, 06/18/13                                                2,643
        2,200    6.95%, 12/06/11                                                2,384
                                                                         ------------
                                                                                5,027
                COMPUTERS/COMPUTER HARDWARE -- 0.1%
          750   Hewlett-Packard Co., 3.63%, 03/15/08                              745
                CONSUMER PRODUCTS -- 0.4%
        2,650   Diageo Finance BV (The Netherlands), 3.00%,
                12/15/06 +                                                      2,634
                FINANCIAL SERVICES -- 3.2%
        3,550   BNP US Funding LLC, 7.74% to 12/05/07;
                thereafter FRN, 12/31/49, # +                                   3,949
        5,350   Capital One Financial Corp., 8.75%, 02/01/07 +                  5,947
        1,400   MBNA America Bank N.A., 4.63%, 08/03/09                         1,403

        1,300   Mizuho JGB Investment LLC, 9.87% to
                06/30/08; thereafter FRN, 12/31/49, # +                         1,502
        4,950   Natexis AMBS Co., LLC, 8.44% to 06//3008,
                thereafter FRN, 12/31/49, #                                     5,678
        1,425   Sovereign Bancorp., Inc., 10.50%, 11/15/06                      1,630
                                                                         ------------
                                                                               20,109
                METALS/MINING -- 0.7%
        4,400   BHP Finance USA LTD (Australia) (Yankee), 6.69%,
                03/01/06 +                                                      4,649

                PHARMACEUTICALS -- 0.1%
          750   Hospira, Inc., 4.95%, 06/15/09, #                                 758

                TELECOMMUNICATIONS -- 1.4%
        1,750   France Telecom (France), 8.20%, 03/01/06 +                      1,872
        1,950   Deutsche Telekom International Finance (Germany),
                8.25%, 06/15/05 +                                               2,045
        1,600   Telecom Italia Capital SA (Luxembourg), 4.00%,
                11/15/08, #                                                     1,581
        2,825   Sprint Capital Corp., 6.00%, 01/15/07                           2,971
                                                                         ------------
                                                                                8,469
                UTILITIES -- 0.3%
        1,400   FPL Group Capital, Inc., 1.88%, 03/30/05 +                      1,397
          800   Public Service Co. of Colorado, 4.38%, 10/01/08                   807
                                                                         ------------
                                                                                2,204
                ---------------------------------------------------------------------
                Total Corporate Notes & Bonds
                (Cost $45,194)                                                 44,595
                ---------------------------------------------------------------------

                RESIDENTIAL MORTGAGE BACKED SECURITIES -- 3.5%
                COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.5%
        3,500   Bank of America Mortgage Securities, 4.02%,
                07/25/34, Ser. 2004-F, Class 2A2 +                              3,518
        6,350   Structured Adjustable Rate Mortgage Loan Trust,
                4.74%, 07/25/34, Ser. 2004-8, Class 5A2                         6,414
        8,028   Structured Adjustable Rate Mortgage Loan Trust,
                5.02%, 06/25/34, Ser. 2004-6, Class 5A1, FRN                    8,123
        4,200   Wells Fargo Mortgage Backed Securities Trust,
                4.83%, 07/25/34, Ser. 2004-L, Class A2                          4,242
                ---------------------------------------------------------------------
                Total Residential Mortgage Backed Securities
                (Cost $22,275)                                                 22,297
                ---------------------------------------------------------------------

                COMMERCIAL MORTGAGE BACKED SECURITIES -- 1.0%
        6,700   LB-UBS Commercial Mortgage Trust, 3.25%,
                03/15/29, Ser. 2004-C2, Class A2
                (Cost $6,733)                                                   6,430
                ---------------------------------------------------------------------

                ASSET BACKED SECURITIES -- 0.7%
          800   Capital One Auto Finance Trust, 3.18%, 09/15/10,
                Ser. 2003-B, Class A4 +                                           791
        3,900   Volkswagen Auto Loan Enhanced Trust, 2.94%,
                03/22/10, Ser. 2003-2, Class A4                                 3,853
                ---------------------------------------------------------------------
                Total Asset Backed Securities
                (Cost $4,699)                                                   4,644
                ---------------------------------------------------------------------
                PARTICIPATORY NOTE -- 0.4%

                DIVERSIFIED -- 0.4%
        2,600   Tyco International Group SA Participation Certificate
                Trust, 4.44%, 06/15/07, #
                (Cost $2,600)                                                   2,621
                ---------------------------------------------------------------------
                TOTAL LONG-TERM INVESTMENTS

                (COST $624,247)                                               620,493
                ---------------------------------------------------------------------
SHORT - TERM INVESTMENTS - 3.2%

                U.S. TREASURY SECURITY -- 0.0% ^
          200   U.S. Treasury Bill, 1.19%, 09/30/04 @
                (Cost $200)                                                       200
                ---------------------------------------------------------------------

SHARES
-------------------------------------------------------------------------------------
                MONEY MARKET FUND -- 3.2%
        2,066   JPMorgan Tax Free Money Market Fund (a)
                (Cost $20,657)                                                 20,657
                ---------------------------------------------------------------------
                Total Short-Term Investments
                (Cost $20,857)                                                 20,857
-------------------------------------------------------------------------------------
                TOTAL INVESTMENTS -- 100.0%
                (COST $645,104)                                          $    641,350
-------------------------------------------------------------------------------------


FUTURES CONTRACTS
(AMOUNTS IN THOUSANDS, EXCEPT NUMBER OF CONTRACTS)

                                                              NOTIONAL    UNREALIZED
 NUMBER                                                       VALUE AT    APPRECIATION
   OF                                      EXPIRATION         7/31/04    (DEPRECIATION)
CONTRACTS   DESCRIPTION                       DATE             (USD)         (USD)
---------------------------------------------------------------------------------------
            LONG FUTURES OUTSTANDING
     84     30 Day Federal Funds           November, 2004    $  34,332      $     1
    112     30 Day Federal Funds           December, 2004       45,704           (4)


            SHORT FUTURES OUTSTANDING
    (10)    Japan 10 Year Bond             September, 2004     (12,099)         145
   (233)    2 Year Treasury Notes          September, 2004     (49,192)        (225)
   (282)    5 Year Treasury Notes          September, 2004     (30,879)        (227)

SWAP CONTRACTS

                                                                            UNDERLYING     UNREALIZED
                                                              EXPIRATION     NOTIONAL     APPRECIATION
DESCRIPTIONS                                                     DATE         VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
Swap - price lock with Lehman Brothers Special Financing
on U.S. Treasury Note, 3.125%, 10/15/08, price less 98.41,
the Fund receives negative, pays positive.                     08/26/04         27,220                 2


For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at July 31, 2004, are as follows (amounts in thousands):

                  GROSS                GROSS         NET UNREALIZED
AGGREGATE      UNREALIZED           UNREALIZED        APPRECIATION
  COST        APPRECIATION         DEPRECIATION      (DEPRECIATION)
-------------------------------------------------------------------
$ 645,104     $      1,358         $    (5,112)       $     (3,754)

JPMORGAN FUNDS

Abbreviations:

^        -  Amount rounds to less than 0.1%.
+        -  All or a portion of this security is segregated for TBA, when issued, delayed delivery, swaps or unsettled trades.
#        -  All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
@        -  Securities fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for futures contracts.
(a)      -  Affiliated. Money market fund registered under the Investment
            Company Act of 1940, as amended and advised by JPMorgan Investment
            Management, Inc.
(p)      -  Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
Adj.     -  Adjustable. The interest rate shown is the rate in effect at July
            31, 2004.
AMBAC    -  American Municipal Bond Assurance Corp.
CONS     -  Consolidated Bonds.
COP      -  Certificates of Participation.
FGIC     -  Financial Guaranty Insurance Co.
FRN      -  Floating Rate Note. The interset rate shown is the rate in effect at
            July 31, 2004.
FSA      -  Financial Securities Association.
GO       -  General Obligation Bond.
MBIA     -  Municipal Bond Insurance Association.
PCR      -  Pollution Control Revenue.
RAC      -  Revenue Anticipation Certificate.
RAN      -  Revenue Anticipation Note.
Rev.     -  Revenue Bond.
Ser.     -  Series.
USD      -  United States Dollar.


FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S APRIL 30, 2004 SEMI-ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) J.P. Morgan Chase & Co., 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    J.P. Morgan Institutional Funds
            -------------------------------------------------------

By (Signature and Title)        /s/ Stephanie J. Dorsey
                        -------------------------------------------
                                Stephanie J. Dorsey, Treasurer

Date   September 24, 2004
    ---------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Stephanie J. Dorsey
                        -------------------------------------------
                                Stephanie J. Dorsey, Treasurer

Date   September 24, 2004
    ---------------------------------------------------------

By (Signature and Title)        /s/ George C.W. Gatch
                        -------------------------------------------
                                George C.W. Gatch, President

Date   September 29, 2004
    ---------------------------------------------------------